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December 22, 2022

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	First Eagle Funds – File Nos.: 033-63560; 811-7762

Ladies and Gentlemen:

First Eagle Funds (the “Registrant”) is filing via EDGAR Post-Effective Amendment No. 108 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 110 under the Investment Company Act of 1940, as amended, to its Registration Statement on Form N-1A (the “Amendment”).

The Registrant is filing the Amendment primarily to reflect the following changes for First Eagle Fund of America (the “Fund”), a series of the Registrant:

(1)	a change of the Fund’s name to the “First Eagle Rising Dividend Fund; and
(2)	revisions to the Fund’s principal investment strategy.

The Amendment is not intended to, and does not, amend any prospectus for any of the other series of the Registrant other than the Fund. Nor is it intended to, and does not, amend any otherwise effective registration statement of the Registrant until this registration becomes effective.

Except for the changes described above, the Fund’s disclosure is not substantially different than the disclosure contained in Post-Effective Amendment No. 94 under the Securities Act and Amendment No. 96 under the 1940 Act, which was filed with the Securities and Exchange Commission (the “Commission”) on June 12, 2020 (Accession No.: 0000930413-20-001603) pursuant to Rule 485(a) under the Securities Act (“PEA 94”). The Staff of the Commission provided comments to PEA 94, to which the Registrant provided responses in correspondence dated August 7, 2020 and August 14, 2020, each filed via EDGAR.

The Staff of the Commission also has had the opportunity to review the Registrant’s following filings made pursuant to Rule 485(a) under the Securities Act:

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

(1)	Post-Effective Amendment No. 99 under the Securities Act and Amendment No. 101 under the 1940 Act, which was filed with the Commission on April 21, 2021, with respect to the First Eagle Small Cap Opportunity Fund, a new series of the Registrant (Accession No.: 0000930413-21-000807);

(2)	Post-Effective Amendment No. 102 under the Securities Act and Amendment No. 104 under the 1940 Act, which was filed with the Commission on September 10, 2021, with respect to the First Eagle Global Real Assets Fund, a new series of the Registrant (Accession No.: 0000930413-21-001607); and

(3)	Post-Effective Amendment No. 106 under the Securities Act and Amendment No. 108 under the 1940 Act, which was filed with the Commission on May 31, 2022, with respect to the First Eagle U.S. Smid Cap Opportunity Fund, a new series of the Registrant (Accession No.: 0000930413-22-001130).

In accordance with the guidance provided by the Commission, we hereby request selective review of the Amendment limited to the changes to the Fund’s principal investment strategy that have changed since the filing of PEA 94.

We believe the selective review would serve to expedite the review process for the Fund as well as use the Staff of the Commission’s time more efficiently.

If you have any questions concerning the filing, please call me at 212-839-8679.

Respectfully submitted,

/s/ Matthew J. Kutner

Matthew J. Kutner

Attorney for the Fund